Financial assets and liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	$ 14,792	$ 12,471
Gross carrying amount [member] | USD [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	5,844	4,504
Gross carrying amount [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	9	9
Gross carrying amount [member] | TJLP, TR, IPCA, IGP-M and CDI [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	185	250
Gross carrying amount [member] | Basket of currencies and bonds in USD and SOFR [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	152	153
Gross carrying amount [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	63	81
Gross carrying amount [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	7,267	7,253
Gross carrying amount [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	1,272	221
At fair value [member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	14,854	13,079
At fair value [member] | USD [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	5,922	4,950
At fair value [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	8	9
At fair value [member] | TJLP, TR, IPCA, IGP-M and CDI [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	185	250
At fair value [member] | Basket of currencies and bonds in USD and SOFR [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	155	168
At fair value [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	64	85
At fair value [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	7,245	7,404
At fair value [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	$ 1,275	$ 213